Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Potential dilutive shares	12,916,688		10,750,000	12,800
Common Stock Warrants [Member]
Potential dilutive shares	12,916,688		10,750,000
Redeemable Convertible Preferred Stock [Member]
Potential dilutive shares				12,800